[Keyport Life Insurance Company letterhead]
Keyport Life Insurance Company
125 High Street
Boston, MA  02110
(617) 526-1400



                                       May 3, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Certification pursuant to Rule 497(j)
          Variable Account A ("Registrant")
          Files No. 333-1043 and 811-7543

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended ("Rule 497"), in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the forms of prospectus and statement of additional information for the above-captioned Registrant, each dated May 3, 1999, that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 19, and that Post-Effective Amendment No. 19 was filed electronically with the Securities and Exchange Commission via EDGAR on or about April 28, 1999.

                                       Sincerely,

                                       /s/Elizabeth B. Love

                                       Elizabeth B. Love
                                       Attorney